UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3848
                                   ------------


                       AXP HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE HIGH YIELD BOND FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource High Yield Bond Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Bonds (94.1%)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Aerospace & Defense (2.9%)
Communications & Power Inds
 Sr Sub Nts
   02-01-12          8.00%        $8,265,000                 $8,492,288
CPI Holdco
 Sr Nts
   02-01-15         10.56          9,095,000(n)               9,413,325
DRS Technologies
   02-01-16          6.63          5,315,000                  5,341,575
   02-01-18          7.63          4,020,000                  4,130,550
DRS Technologies
 Sr Sub Nts
   11-01-13          6.88          9,145,000                  9,122,138
L-3 Communications
   06-15-12          7.63          7,705,000                  8,109,513
   07-15-13          6.13          2,580,000                  2,541,300
L-3 Communications
 Sr Sub Nts
 Series B
   10-15-15          6.38         13,620,000                 13,585,949
Total                                                        60,736,638

Automotive (4.5%)
 Affinia Group
   11-30-14          9.00          8,375,000                  6,930,313
Ford Motor Credit
   06-16-08          6.63         11,045,000                 10,282,873
GMAC
   08-28-07          6.13          4,915,000                  4,681,616
   09-15-11          6.88         26,085,000                 23,355,830
   11-01-31          8.00          6,285,000                  5,750,775
Insurance Auto Auctions
   04-01-13         11.00         12,950,000                 13,500,374
Lear
 Series B
   05-15-09          8.11         12,585,000                 11,137,725
   08-01-14          5.75         14,885,000                 11,647,513

Bonds (continued)

Issuer             Coupon           Principal                   Value(a)
                    rate             amount

Automotive (cont.)
Tenneco
 Secured Series B
   07-15-13         10.25%        $6,125,000                 $6,783,438
Total                                                        94,070,457

Brokerage (0.9%)
LaBranche & Co
 Sr Nts
   05-15-09          9.50            670,000                    716,900
   05-15-12         11.00         16,080,000                 17,889,000
Total                                                        18,605,900

Building Materials (3.3%)
Ainsworth Lumber
   10-01-12          7.25         13,450,000(c)              12,575,749
Gibraltar Inds
 Sr Sub Nts
   12-01-15          8.00          9,670,000(d)               9,742,525
MAAX
 Sr Sub Nts
   06-15-12          9.75          5,890,000(c)               4,947,600
Norcraft Companies LP/Finance
 Sr Sub Nts
   11-01-11          9.00          9,900,000                 10,234,125
Norcraft Holdings LP/Capital
 Sr Disc Nts (Zero coupon through 09-01-08,
 thereafter 9.75%)
   09-01-12          9.98         14,185,000(m)              10,177,738
Nortek
 Sr Sub Nts
   09-01-14          8.50          3,550,000                  3,541,125
NTK Holdings
 Sr Disc Nts (Zero coupon through 09-01-09,
 thereafter 10.75%)
   03-01-14         12.34         10,135,000(m)               7,094,500
Panolam Inds Intl
 Sr Sub Nts
   10-01-13         10.75          5,105,000(d)               4,888,038

Bonds (continued)

Issuer              Coupon          Principal                 Value(a)
                     rate            amount

Building Materials (cont.)
Ply Gem Inds
 Sr Sub Nts
   02-15-12          9.00%        $6,720,000                 $6,048,000
Total                                                        69,249,400

Chemicals (3.3%)
Crystal US Holdings 3 LLC/Sub3
 Sr Disc Nts Series B
 (Zero coupon through 10-01-09,
 thereafter 10.50%)
   10-01-14         10.24         14,010,000(m)              10,892,775
Georgia Gulf
 Sr Nts
   12-15-13          7.13          7,695,000                  7,791,188
INVISTA
   05-01-12          9.25         25,200,000(d)              26,837,999
NALCO
 Sr Sub Nts
   11-15-13          8.88          6,155,000                  6,447,363
PQ
   02-15-13          7.50         11,955,000(d)              11,476,800
Resolution Performance Products LLC/Capital
 Secured
   04-15-10          9.50          5,735,000                  5,935,725
Total                                                        69,381,850

Construction Machinery (1.1%)
Case New Holland
 Sr Nts
   03-01-14          7.13         10,375,000(d,f)            10,400,938
Neff Rental LLC/Finance
 Secured
   06-15-12         11.25          4,405,000(d)               4,779,425
United Rentals North America
   02-15-12          6.50          4,615,000                  4,609,231
United Rentals North America
 Sr Sub Nts
   02-15-14          7.00          2,855,000                  2,765,781
Total                                                        22,555,375



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer             Coupon          Principal                   Value(a)
                    rate            amount

Consumer Products (2.7%)
AAC Group Holding
 Sr Disc Nts (Zero coupon through 10-01-08,
 thereafter 10.25%)
   10-01-12         10.07%        $7,165,000(m)              $5,364,794
Sealy Mattress
 Sr Sub Nts
   06-15-14          8.25         10,900,000(i)              11,390,500
Simmons Bedding
 Sr Disc Nts (Zero Coupon through 12-15-09,
 thereafter 10.00%)
   12-15-14         10.00          4,895,000(m)               2,937,000
Simmons Bedding
 Sr Sub Nts
   01-15-14          7.88         13,825,000(i)              13,272,000
Spectrum Brands
 Sr Sub Nts
   10-01-13          8.50         20,485,000                 18,692,562
Visant Holding
 Sr Disc Nts (Zero coupon through 12-01-08,
 thereafter 10.25%)
   12-01-13         10.25          6,815,000(m)               5,247,550
Total                                                        56,904,406

Diversified Manufacturing (1.6%)
ALH Finance LLC/Finance
 Sr Sub Nts
   01-15-13          8.50          7,070,000                  6,822,550
Covalence Specialty Materials
 Sr Sub Nts
   03-01-16         10.25          7,575,000(d)               7,878,000
JohnsonDiversey
 Series B
   05-15-12          9.63          8,842,000                  9,063,050
TriMas
   06-15-12          9.88         10,810,000                  9,512,800
Total                                                        33,276,400

Electric (4.8%)
Aquila Canada Finance
   06-15-11          7.75          2,995,000(c)               3,092,338
Aquila
 Sr Nts
   11-15-09          7.63         10,860,000                 11,131,500
   02-01-11          9.95          6,645,000                  7,392,563
Dynegy Holdings
   05-15-18          7.13          5,195,000                  5,065,125
Midwest Generation LLC
 Series B
   01-02-16          8.56         11,071,370                 12,026,385
Mirant Americas Generation LLC
 Sr Nts
   05-01-11          8.30          7,685,000                  8,040,431
Mirant North America LLC
 Sr Nts
   12-31-13          7.38         11,420,000(d)              11,719,775
NRG Energy
 Sr Nts
   02-01-14          7.25         14,705,000                 15,072,624
   02-01-16          7.38          9,535,000                  9,821,050

Bonds (continued)

Issuer              Coupon          Principal                 Value(a)
                     rate            amount

Electric (cont.)
Reliant Energy
 Secured
   12-15-14          6.75%        $9,235,000                 $8,380,763
Tenaska Alabama Partners LP
 Secured
   06-30-21          7.00          9,600,103(d)               9,909,370
Total                                                       101,651,924

Entertainment (2.0%)
AMC Entertainment
   02-01-16         11.00          7,490,000(d)               7,536,813
AMC Entertainment
 Sr Sub Nts
   02-01-11          9.50          6,925,000                  6,552,781
Hit Entertainment
 Term Loan B
   02-24-12          8.88          5,000,000                  5,025,000
Six Flags
 Sr Nts
   06-01-14          9.63          4,400,000                  4,466,000
Speedway Motorsports
 Sr Sub Nts
   06-01-13          6.75          2,590,000                  2,635,325
United Artists Theatre Circuit
   07-01-15          9.30         13,772,606                 10,664,879
Universal City Florida Holding I/II
 Sr Nts
   05-01-10          9.43          4,295,000(n)               4,359,425
Total                                                        41,240,223

Environmental (1.4%)
Allied Waste North America
 Sr Nts
   04-15-13          7.88          9,820,000                 10,212,800
Clean Harbors
   07-15-12         11.25          6,435,000                  7,239,375
Waste Services
 Sr Sub Nts
   04-15-14          9.50         11,975,000                 12,274,375
Total                                                        29,726,550

Food and Beverage (1.3%)
ASG Consolidated LLC/Finance
 Sr Disc Nts (Zero coupon through 11-01-08,
 thereafter 11.50%)
   11-01-11         11.49         20,195,000(m)              16,206,487
Cott Beverages USA
   12-15-11          8.00          4,535,000                  4,659,713
Pinnacle Foods Holding
 Sr Sub Nts
   12-01-13          8.25          7,640,000                  7,487,200
Total                                                        28,353,400

Gaming (6.2%)
Boyd Gaming
 Sr Sub Nts
   04-15-14          6.75         14,630,000                 14,593,425
   02-01-16          7.13          4,480,000                  4,536,000
CCM Merger
   08-01-13          8.00          5,790,000(d)               5,761,050

Bonds (continued)

Issuer             Coupon           Principal                 Value(a)
                    rate             amount

Gaming (cont.)

Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
   03-01-12         10.13%        $4,875,000                 $5,240,625
Kerzner Intl
 Sr Sub Nts
   10-01-15          6.75         11,680,000(c)              11,592,400
Majestic Star Casino LLC/Capital II
 Secured
   01-15-11          9.75          2,390,000(d)               2,455,725
MGM MIRAGE
 Sr Nts
   02-27-14          5.88         24,510,000                 23,590,874
Mohegan Tribal Gaming Authority
 Sr Nts
   02-15-13          6.13         11,255,000                 11,156,519
MTR Gaming Group
 Series B
   04-01-10          9.75          1,675,000                  1,794,344
Penn Natl Gaming
 Sr Sub Nts
   03-01-15          6.75          6,790,000                  6,823,950
River Rock Entertainment Authority
 Sr Nts
   11-01-11          9.75         10,505,000                 11,371,663
Seneca Gaming
 Sr Nts
   05-01-12          7.25          5,625,000                  5,709,375
Station Casinos
 Sr Nts
   04-01-12          6.00         12,595,000                 12,595,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
   11-15-15          9.00         12,260,000(d)              12,566,500
Wheeling Island Gaming
   12-15-09         10.13          1,210,000                  1,265,963
Total                                                       131,053,413

Gas Distributors (0.2%)
Inergy LP/Finance
 Sr Nts
   03-01-16          8.25          3,710,000(d)               3,784,200

Gas Pipelines (3.6%)
ANR Pipeline
   03-15-10          8.88          9,400,000                 10,044,567
Colorado Interstate Gas
 Sr Nts
   03-15-15          5.95          9,060,000                  8,937,427
   11-15-15          6.80          3,825,000(d)               3,978,000
Copano Energy LLC
 Sr Nts
   03-01-16          8.13          7,620,000(d)               7,924,800
El Paso Natural Gas
 Sr Nts Series A
   08-01-10          7.63         16,115,000                 16,957,702
Pacific Energy Partners LP/Finance
   09-15-15          6.25          3,290,000                  3,273,550
Southern Natural Gas
   03-15-10          8.88          9,055,000                  9,685,418


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer             Coupon          Principal                  Value(a)
                    rate            amount

Gas Pipelines (cont.)
Southern Star Central
 Secured
   08-01-10          8.50%       $14,385,000                $15,355,988
Total                                                        76,157,452

Health Care (8.9%)
Accellent
   12-01-13         10.50          5,720,000(d)               6,006,000
Community Health Systems
 Sr Sub Nts
   12-15-12          6.50         10,300,000                 10,197,000
CRC Health
 Sr Sub Nts
   02-01-16         10.75          5,320,000(d)               5,492,900
DaVita
   03-15-13          6.63          1,570,000                  1,593,550
   03-15-15          7.25         15,925,000                 16,243,500
HCA
   02-15-16          6.50          4,820,000                  4,799,081
HCA
 Sr Unsecured
   12-01-09          5.50          1,120,000                  1,102,051
   01-15-15          6.38         13,950,000                 13,928,112
IASIS Healthcare LLC/Capital
 Sr Sub Nts
   06-15-14          8.75         17,200,000                 17,457,999
LifeCare Holdings
 Sr Sub Nts
   08-15-13          9.25          7,635,000(d)               3,798,413
MedCath Holdings
 Sr Nts
   07-15-12          9.88         12,385,000                 12,864,919
Omnicare
 Sr Sub Nts
   12-15-13          6.75         10,220,000                 10,398,850
   12-15-15          6.88          9,215,000                  9,399,300
Select Medical
   02-01-15          7.63         12,020,000                 10,277,100
   09-15-15          9.93         11,245,000(d,n)             9,052,225
Tenet Healthcare
 Sr Nts
   02-01-15          9.50          1,970,000(d)               1,974,925
Triad Hospitals
 Sr Nts
   05-15-12          7.00         14,880,000                 15,177,600
US Oncology
   08-15-14         10.75          3,710,000                  4,099,550
US Oncology Holdings
 Sr Nts
   03-15-15          9.26         10,725,000(n)              10,671,375
Vanguard Health Holding I LLC
 Sr Disc Nts (Zero coupon through 10-01-09,
 thereafter 11.25%)
   10-01-15         11.28          9,015,000(m)               6,671,100
Vanguard Health Holding II LLC
 Sr Sub Nts
   10-01-14          9.00         13,870,000                 14,459,475
VWR Intl
 Sr Sub Nts
   04-15-14          8.00          3,130,000                  3,130,000
Total                                                       188,795,025

Bonds (continued)

Issuer              Coupon        Principal                   Value(a)
                     rate           amount

Home Construction (1.5%)
K Hovnanian Enterprises
   05-15-16          7.50%        $3,460,000                 $3,462,595
Meritage Homes
   03-15-15          6.25          8,600,000                  7,740,000
Standard-Pacific
 Sr Nts
   08-15-15          7.00          8,220,000                  7,582,950
Stanley-Martin Communities LLC
   08-15-15          9.75          5,390,000(d)               4,824,050
WCI Communities
   03-15-15          6.63          3,730,000                  3,273,075
William Lyon Homes
 Sr Nts
   02-15-14          7.50          6,250,000                  5,265,625
Total                                                        32,148,295

Independent Energy (3.5%)
Chesapeake Energy
 Sr Nts
   09-15-13          7.50            705,000                    749,944
   06-15-14          7.50          3,458,000                  3,682,770
   08-15-14          7.00         13,924,000                 14,446,149
   06-15-15          6.38          5,545,000                  5,545,000
Compton Petroleum Finance
   12-01-13          7.63          7,275,000(c)               7,438,688
Encore Acquisition
 Sr Sub Nts
   04-15-14          6.25          4,005,000                  3,924,900
   07-15-15          6.00          9,000,000                  8,550,000
   12-01-17          7.25          5,085,000                  5,173,988
Hilcorp Energy I LP/Finance
 Sr Nts
   11-01-15          7.75          9,690,000(d)               9,811,125
Newfield Exploration
 Sr Sub Nts
   09-01-14          6.63          5,950,000                  6,143,375
VeraSun Energy
 Secured
   12-15-12          9.88          7,845,000(d)               8,354,925
Total                                                        73,820,864

Integrated Energy (0.2%)
Denbury Resources
 Sr Sub Nts
   12-15-15          7.50          3,725,000                  3,911,250

Lodging (0.8%)
Vail Resorts
 Sr Sub Nts
   02-15-14          6.75         16,360,000                 16,421,350

Media Cable (5.0%)
CCH I LLC
 Secured
   10-01-15         11.00          5,235,000(d)               4,403,944
CCO Holdings LLC/Capital
 Sr Nts
   12-15-10          8.62          7,035,000(n)               7,035,000
   11-15-13          8.75          6,440,000                  6,279,000
Charter Communications Operating LLC/Capital
 Sr Nts
   04-30-12          8.00          8,885,000(d)               8,951,638

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Media Cable (cont.)
CSC Holdings
 Sr Nts
   04-15-12          7.25%       $13,750,000(d)             $13,371,874
CSC Holdings
 Sr Sub Deb
   05-15-16         10.50          3,015,000                  3,195,900
DIRECTV Holdings LLC
   06-15-15          6.38         10,000,000                  9,962,500
DIRECTV Holdings LLC/Financing
 Sr Nts
   03-15-13          8.38          4,410,000                  4,751,775
Echostar DBS
   10-01-14          6.63          7,315,000                  7,113,838
   02-01-16          7.13          6,840,000(d)               6,754,500
Echostar DBS
 Sr Nts
   10-01-11          6.38          8,065,000                  7,883,538
Mediacom LLC/Capital
 Sr Nts
   01-15-13          9.50          2,585,000                  2,585,000
Quebecor Media
 Sr Nts
   03-15-16          7.75          7,420,000(c,d)             7,661,150
Videotron Ltee
   01-15-14          6.88         15,360,000(c)              15,705,599
Total                                                       105,655,256

Media Non Cable (7.8%)
Emmis Operating
 Sr Sub Nts
   05-15-12          6.88         10,740,000                 10,525,200
Entercom Radio LLC/Capital
   03-01-14          7.63          3,755,000                  3,830,100
Lamar Media
   01-01-13          7.25         11,000,000                 11,343,750
   08-15-15          6.63          5,515,000                  5,577,044
Liberty Media
   07-15-29          8.50          5,085,000                  5,158,305
Liberty Media
 Sr Nts
   05-15-13          5.70         26,145,000(i)              24,487,746
LIN TV
 Series B
   05-15-13          6.50          7,545,000                  7,158,319
LodgeNet Entertainment
 Sr Sub Deb
   06-15-13          9.50          7,025,000                  7,622,125
Medianews Group
 Sr Sub Nts
   04-01-14          6.38          6,200,000                  5,611,000
PanAmSat
   08-15-14          9.00          2,770,000                  2,922,350
Radio One
   02-15-13          6.38          9,450,000                  9,072,000
Rainbow Natl Services LLC
 Sr Nts
   09-01-12          8.75         14,320,000(d)              15,429,800
Rainbow Natl Services LLC
 Sr Sub Deb
   09-01-14         10.38          6,175,000(d)               6,985,469


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon          Principal                  Value(a)
                     rate            amount

Media Non Cable (cont.)
RH Donnelley
 Sr Disc Nts
   01-15-13          6.88%       $19,625,000(d)             $18,300,312
   01-15-13          6.88          2,420,000(d)               2,256,650
RH Donnelley
 Sr Nts
   01-15-13          6.88         16,975,000                 15,956,500
Sinclair Broadcast Group
   03-15-12          8.00          4,045,000                  4,130,956
Sun Media
   02-15-13          7.63          8,875,000(c)               9,152,344
Total                                                       165,519,970

Metals (1.1%)
Euramax
 Term Loan B
   08-08-13         11.54            900,000(f)                 866,250
   08-08-13         11.54          7,750,000                  7,459,375
Indalex Holding
 Secured
   02-01-14         11.50          7,620,000(d)               7,429,500
Massey Energy
 Sr Nts
   12-15-13          6.88          3,000,000(d)               2,992,500
Novelis
 Sr Nts
   02-15-15          7.25          5,000,000(c,d)             4,850,000
Total                                                        23,597,625

Oil Field Services (0.9%)
Bristow Group
   06-15-13          6.13          1,545,000                  1,467,750
Chaparral Energy
 Sr Nts
   12-01-15          8.50          5,635,000(d)               5,959,013
Chart Inds
 Sr Sub Nts
   10-15-15          9.13          8,320,000(d)               8,631,999
Grant Prideco
 Sr Unsecured
   08-15-15          6.13          2,975,000(d)               2,997,313
Total                                                        19,056,075

Other Financial Institutions (1.8%)
Cardtronics
 Sr Sub Nts
   08-15-13          9.25         13,730,000(d)              13,661,350
Residential Capital
   02-22-11          6.00         10,925,000                 10,855,244
Triad Acquisition
 Sr Unsecured
 Series B
   05-01-13         11.13         12,705,000                 12,641,475
Total                                                        37,158,069

Packaging (0.8%)
Owens-Brockway Glass Container
   05-15-13          8.25         10,475,000                 10,920,188

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Packaging (cont.)
Owens-Brockway Glass Container
Secured
   11-15-12          8.75%        $2,690,000                 $2,891,750
Plastipak Holdings
 Sr Nts
   12-15-15          8.50          3,400,000(d)               3,510,500
Total                                                        17,322,438

Paper (6.4%)
Boise Cascade LLC
   10-15-14          7.13         15,625,000                 14,843,750
Cascades
 Sr Nts
   02-15-13          7.25         13,710,000(c)              12,407,550
Crown Americas LLC/Capital
 Sr Nts
   11-15-15          7.75         18,920,000(d)              19,724,100
Domtar
   12-01-13          5.38         13,965,000(c)              10,892,700
   08-15-15          7.13          1,925,000(c)               1,612,188
Georgia-Pacific
   06-15-15          7.70         17,545,000                 17,632,725
Georgia-Pacific
 Term Loan B
   02-17-12          6.75          7,900,000(f)               7,955,695
   02-17-13          7.75          3,200,000(f)               3,262,656
Jefferson Smurfit US
   10-01-12          8.25          6,030,000                  5,894,325
   06-01-13          7.50          6,715,000                  6,278,525
JSG Funding
 Sr Nts
   10-01-12          9.63         10,280,000(c)              10,768,300
NewPage
 Sr Sub Nts
   05-01-13         12.00         21,450,000                 21,986,249
Smurfit-Stone Container Enterprises
 Sr Nts
   02-01-11          9.75          2,790,000                  2,870,213
Total                                                       136,128,976

Pharmaceuticals (1.2%)
CDRV Investors
 Sr Disc Nts (Zero coupon through 01-01-10,
 thereafter 9.63%)
   01-01-15         10.42         11,350,000(m)               7,774,750
Warner Chilcott
   02-01-15          9.00         18,475,000(d)              18,151,688
Total                                                        25,926,438

Retailers (4.0%)
Blockbuster
 Sr Sub Nts
   09-01-12         10.00          7,585,000(d)               6,485,175
CSK Auto
   01-15-14          7.00          9,415,000                  8,850,100
Flooring America
 Series B
   10-15-07          9.25          9,245,000(b,h,l)                  --
General Nutrition Centers
   01-15-11          8.63          4,185,000                  4,185,000

Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Retailers (cont.)
General Nutrition Centers
 Sr Sub Nts
   12-01-10          8.50%       $11,205,000                $10,504,688
NBTY
 Sr Sub Nts
   10-01-15          7.13          7,855,000(d)               7,442,613
Toys "R" Us
   04-15-13          7.88         15,525,000                 12,885,750
Toys "R" Us
 Term Loan B
   08-21-06          9.86          8,090,368(f,l)             8,080,255
   08-21-06          9.86         12,802,632(l)              12,786,628
United Auto Group
   03-15-12          9.63         13,310,000                 14,274,975
Total                                                        85,495,184

Technology (0.9%)
SS&C Technologies
   12-01-13         11.75          3,215,000(d)               3,375,750
SunGard Data Systems
 Sr Sub Nts
   08-15-15         10.25          4,900,000(d)               5,138,875
SunGard Data Systems
 Sr Unsecured
   08-15-13          9.13          9,195,000(d)               9,781,181
Total                                                        18,295,806

Transportation Services (1.6%)
Hertz
 Sr Sub Nts
   01-01-16         10.50         13,495,000(d)              14,540,863
Quality Distribution LLC/Capital
   01-15-12          9.10         20,820,000(n)              19,570,800
Total                                                        34,111,663

Wireless (3.7%)
American Tower
 Sr Nts
   10-15-12          7.13          8,310,000                  8,704,725
Centennial Communications
 Sr Nts
   01-01-13         10.00          5,800,000(d)               6,017,500
   01-01-13         10.25          4,410,000(d,n)             4,542,300
Centennial Communications/Cellular Operating LLC
 Sr Nts
   02-01-14          8.13         10,450,000                 10,659,000
Dobson Cellular Systems
 Secured
   11-01-12          9.88         10,340,000                 11,296,450
Dobson Communications
 Sr Nts
   10-15-12          8.85          9,025,000(d,n)             8,934,750
Rogers Wireless
 Secured
   12-15-10          7.62          3,215,000(c,n)             3,327,525
   12-15-12          7.25          2,685,000(c)               2,849,456


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Wireless (cont.)
Rogers Wireless
 Sr Sub Nts
   12-15-12          8.00%       $13,415,000(c)             $14,320,513
Rural Cellular
 Sr Sub Nts
   11-01-12         10.43          7,065,000(d,n)             7,276,950
Total                                                        77,929,169

Wirelines (4.2%)
Cincinnati Bell
   02-15-15          7.00          6,520,000                  6,511,850
Cincinnati Bell
 Sr Sub Nts
   01-15-14          8.38          3,645,000                  3,681,450
Citizens Communications
 Sr Nts
   01-15-13          6.25         17,085,000                 16,764,656
GCI
 Sr Nts
   02-15-14          7.25         12,370,000                 12,153,525
Qwest Communications Intl
   02-15-14          7.50          3,000,000                  3,082,500
Qwest
 Sr Nts
   06-15-15          7.63          9,210,000                  9,877,725

Bonds (continued)

Issuer             Coupon          Principal                   Value(a)
                     rate             amount

Wirelines (cont.)
Qwest
 Term Loan B
   06-30-10          6.95%       $22,445,000                $22,814,445
Valor Telecommunications Enterprises LLC/Finance
   02-15-15          7.75         12,555,000                 13,072,894
Total                                                        87,959,045

Total Bonds
(Cost: $1,981,917,775)                                   $1,986,000,086

Common Stocks (0.1%)

Issuer                                Shares                   Value(a)

Arena Brands                         111,111(b,l)            $1,385,554
Link Energy LLC Unit               1,646,684(b,k)                32,934

Total Common Stocks
(Cost: $18,965,223)                                          $1,418,488

Preferred Stocks & Other (0.8%)

Issuer                                Shares                   Value(a)

GNC
  12.00% Pay-in-kind Series A          4,590(g)              $4,131,000
SGW Holding
  12.50% Cm Pay-in-kind
    Series B                         227,301(b,g,h,l)                --
 Cv Series A                          87,091(b,h,l)                  --
 Warrants                              2,750(b,h,l)                  --
Varde Fund V LP                   25,000,000(b,e,l)          10,632,500
Wayland Investment LLC            26,000,000(e,l)             2,461,420

Total Preferred Stocks & Other
(Cost: $12,953,570)                                         $17,224,920

Short-Term Securities (3.6%)(j)

Issuer             Effective        Amount                   Value(a)
                     yield        payable at
                                   maturity

Commercial Paper
Chesham Finance LLC
   03-01-06          4.57%       $42,900,000                $42,894,554
HSBC Finance
   03-01-06          4.57         33,700,000                 33,695,722

Total Short-Term Securities
(Cost: $76,600,000)                                         $76,590,276

Total Investments in Securities
(Cost: $2,090,436,568)(o)                                $2,081,233,770


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2006, the value of foreign securities represented 6.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $436,513,778 or 20.7% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $30,446,292.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h)   Negligible market value.

(i)   At Feb. 28, 2006, security was partially or fully on loan.

(j) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 2.9% of net assets is the Fund's cash equivalent position.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Feb. 28, 2006 are as follows:

Issuer                    Beginning       Purchase        Sales          Ending        Dividend      Value(a)
  cost                      cost            cost          cost           income
Link Energy LLC Unit     $13,412,897         $0          $336,562      $13,076,335        $0         $32,934

--------------------------------------------------------------------------------
5 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2006, is as follows:

     Security                                       Acquisition                    Cost
                                                       dates
      Arena Brands
        Common                                        09-03-92                  $5,888,888
      Flooring America
        9.25% Series B 2007                    10-09-97 thru 12-17-02           10,309,671
      SGW Holding
        12.50% Cm Pay-in-kind Series B         08-12-97 thru 04-15-03            2,990,747
        Cv Series A                                   08-12-97                     899,998
        Warrants                                      08-12-97                     867,900
      Toys "R" Us
        9.86% Term Loan B 2006                 08-24-05 thru 01-06-06           20,845,890
      Varde Fund V LP                          04-27-00 thru 06-19-00                  --*
      Wayland Investment LLC                          05-19-00                   3,429,325

      * The original cost for this position in fiscal year 2004 was $5,000,000. During the prior year $5,000,000 was returned to the Fund in the form of return of capital.

(m) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(o) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $2,090,437,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 52,508,000

      Unrealized depreciation                                   (61,711,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                              $ (9,203,000)
      --------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6370-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006